united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

Rich Malinowski

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 12/31

Date of reporting period: 9/30/19

Item 1. Schedule of Investments.

OnTrack Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares							Value
		COMMON STOCK - 8.1%
		AEROSPACE/DEFENSE - 0.8%
200		Lockheed Martin Corp.					$78,012
200		Northrop Grumman Corp.					74,958
300		Raytheon Co.					58,857
							211,827
		BEVERAGES - 0.3%
1,200		Coca-Cola Co.					65,328

		BUILDING MATERIALS - 0.2%
400		Vulcan Materials Co.					60,496

		COMMERCIAL SERVICES - 0.2%
300		Moody's Corp.					61,449

		COMPUTERS - 0.2%
700		Leidos Holdings, Inc.					60,116

		COSMETICS/PERSONAL CARE - 0.3%
500		Procter & Gamble Co.					62,190

		ELECTRIC - 1.8%
1,300		Avista Corp.					62,972
1,300		Brookfield Infrastructure Partners LP					64,493
600		Energy Corp.					70,416
1,300		FirstEnergy Corp.					62,699
1,500		Fortis, Inc.					63,495
1,400		Hawaiian Electric Industries, Inc.					63,854
1,100		Southern Co.					67,947
							455,876
		ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
800		Generac Holdings, Inc. *					62,672

		ENERGY-ALTERNATE SOURCES - 0.3%
3,500		TerraForm Power, Inc.					63,787

		ENGINEERING & CONSTRUCTION - 0.2%
900		Exponent, Inc.					62,910

		HOME BUILDERS - 1.1%
1,600		MDC Holdings, Inc.					68,960
900		Meritage Homes Corp. *					63,315
1,800		PulteGroup, Inc.					65,790
2,600		Taylor Morrison Home Corp. *					67,444
							265,509
		INSURANCE - 0.5%
400		Chubb Ltd.					64,576
600		Kinsale Capital Group, Inc.					61,986
							126,562
		PRIVATE EQUITY - 0.2%
1,300		Blackstone Group, Inc.					63,492

		REAL ESTATE INVESTMENT TRUSTS - 1.2%
1,700		Americold Realty Trust					63,019
1,400		Community Healthcare Trust, Inc.					62,370
2,800		Essential Properties Realty Trust, Inc.					64,148
400		Sun Communities, Inc.					59,380
700		WP Carey, Inc.					62,650
							311,567
		RETAIL - 0.5%
600		Asbury Automotive Group, Inc. *					61,398
1,500		World Fuel Services Corp.					59,910
							121,308

		TOTAL COMMON STOCK (Cost - $2,064,208)					2,055,089

		EXCHANGE TRADED FUNDS - 17.3%
		DEBT FUNDS - 17.3%
10,000		iShares MBS ETF					1,083,000
10,000		PIMCO Enhanced Short Maturity Active Exchange-Traded Fund					1,017,300
12,000		SPDR Bloomberg Barclays High Yield Bond ETF					1,304,880
15,000		VanEck Vectors High-Yield Municipal Index ETF					966,450
		TOTAL EXCHANGE TRADED FUND (Cost - $4,376,884)					4,371,630

OnTrack Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Shares							Value
		OPEN END MUTUAL FUNDS - 70.9%
		DEBT FUNDS - 70.9%
170,233		AlphaCentric Income Opportunities Fund - Class I					$2,192,607
120,151		ALPS/Smith Total Return Bond Fund - Class I					1,319,262
463,680		BlackRock High Yield Bond Fund - Insitutional Class					3,561,061
131,516		Destra Flaherty & Crumrine Preferred and Income Fund - Class I					2,421,212
588,429		DoubleLine Low Duration Emerging Markets Fixed Income Fund - Class I					5,843,093
241,605		PIMCO Preferred and Capital Security Fund - Institutional Class					2,534,440
		TOTAL OPEN ENDED MUTUAL FUNDS (Cost - $17,599,185)					17,871,675

		SHORT-TERM INVESTMENTS - 2.4%
		MONEY MARKET FUNDS - 2.4%
298,221		Fidelity Investments Money Market Funds - Government Portfolio - Class I 1.86% (a)					298,221
298,222		First American Government Obligations Fund - Class Z 1.83% (a)					298,222
		TOTAL SHORT-TERM INVESTMENTS (Cost - $596,443)					596,443

		TOTAL INVESTMENTS - 98.7% (Cost - $24,636,720)					24,894,837
		OTHER ASSETS LESS LIABILITIES - 1.3%					319,706
		NET ASSETS - 100.0%					$ 25,214,543

		ETF - Exchange Traded Fund
	(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2019.
		* Non-income producing security.

FUTURES CONTRACTS
OPEN LONG FUTURES CONTRACTS
		Name	Expiration		Notional Value at September 30, 2019		Net Unrealized (Depreciation) (b)
5		U.S. Treasury Long Bond (CBT)	December-19		$811,565		$(10,039)

		CBT - Chicago Board of Trade
	(b)	Amount subject to interest rate risk exposure.
TOTAL RETURN SWAPS
Number of Shares		Reference Entity	Notional Amount at September 30, 2019	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation/ (Depreciation)
28,000		AdvisorShares Newfleet Multi-Sector Income ETF	1,358,560	1-Mth USD LIBOR plus 20 bp	3/12/2020	BRC	-
4,700		Columbia Diversified Fixed Income Allocation ETF	97,760	1-Mth USD LIBOR plus 20 bp	3/12/2020	BRC	-
149,400		First Trust Preferred Securities and Income ETF	2,947,662	1-Mth USD LIBOR plus 20 bp	3/12/2020 to 4/7/2020	BRC	-
30,000		Invesco Variable Rate Corporate Bond ETF	762,600	1-Mth USD LIBOR plus 20 bp	6/4/2020	BRC	-
3,500		iShares AAA - A Rated Corporate Bond ETF	191,818	1-Mth USD LIBOR plus 20 bp	3/12/2020	BRC	-
1,700		PIMCO Total Return Active Bond ETF	185,130	1-Mth USD LIBOR plus 20 bp	3/12/2020	BRC	-
1,750		PIMCO Total Return Investor Grade Corporate Bond ETF	192,010	1-Mth USD LIBOR plus 20 bp	3/12/2020	BRC	-
7,000		RiverFront Strategic Income Fund ETF	173,873	1-Mth USD LIBOR plus 20 bp	3/12/2020	BRC	-
						Total:	-

		BRC - Barclays Capital
		LIBOR - London Interbank Offered Rate
	(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

OnTrack Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investmentss, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved at their fair market value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process –  As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

OnTrack Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares.

There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets *		Level 1	Level 2	Level 3	Total
Investments
Common Stock		$2,055,089	$-	$-	$2,055,089
Exchange Traded Funds		4,371,630	-	-	4,371,630
Open End Mutual Funds		17,871,675	-	-	17,871,675
Short-Term Investments		596,443	-	-	596,443
	Total Investments	$24,894,837	$-	$-	$24,894,837

Liabilities *
Derivatives:
Futures		$(10,039)	$-	$-	$(10,039)
	Total Liabilities	$(10,039)	$-	$-	$(10,039)

* Refer to the Portfolio of Investments for industry classifications.
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Swap Contracts – The Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

OnTrack Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by the Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

The Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.  The Fund will typically enter into equity swap agreements in instances where the Advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The Fund collateralizes swap agreements with cash and certain securities if indicated on the Portfolio of Investments of the Fund, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. The Fund does not net collateral. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Fund are regularly collateralized either directly with the Fund or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. The Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements.

The derivative instruments as of September 30, 2019 as disclosed in the Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

Exchange Traded Funds (“ETFs”) – The Fund may invest in ETFs. ETFs are typically a type of index bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

OnTrack Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Futures Contracts – The Fund is subject to interest rate risk and forward currency exchange rate risk in the normal course of pursuing its investment objective.   The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract.  Risks may exceed amounts recognized in the Statement of Assets and Liabilities.  With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at September 30, 2019, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
	$24,636,720	$298,411	$(40,294)	$258,117

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 11/25/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 11/25/19

By (Signature and Title)

/s/ Christine Casares

Christine Casares, Treasurer/Principal Financial Officer

Date 11/25/19